Financial assets and liabilities using a current/non-current classification (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets [abstract]
Cash and cash equivalents	R$ 1,331,648	R$ 500,446	R$ 2,154,687	R$ 3,114,789
Amounts due from financial institutions	4,258,856	2,051,862
Compulsory deposits at Central Bank of Brazil	2,854,778	2,399,488
Derivative financial assets	0	86,948
Securities	12,448,565	12,757,687
Loans and advances to customers, net of provisions for expected loss	21,379,916	16,535,430
Financial assets held for managing liquidity risk	43,679,493	35,089,947
Liabilities [abstract]
Liabilities with financial and similar institutions	7,906,897	5,341,464
Liabilities with customers	23,642,804	18,333,543
Securities issued	6,202,165	3,572,093
Derivative financial liabilities	37,768	66,545
Borrowing and onlending	36,448	25,071
Financial Liabilities, Undiscounted Cash Flows	37,826,082	27,338,716
Later than one year [member]
Assets [abstract]
Financial assets held for managing liquidity risk	16,250,732
Liabilities [abstract]
Financial Liabilities, Undiscounted Cash Flows	16,691
Assets [member]
Assets [abstract]
Cash and cash equivalents	1,331,648	500,446
Amounts due from financial institutions	4,258,856	2,051,862
Compulsory deposits at Central Bank of Brazil	2,854,778	2,399,488
Derivative financial assets		86,948
Securities	12,448,565	12,757,687
Loans and advances to customers, net of provisions for expected loss	21,379,916	16,535,430
Other assets	87,318	77,387
Financial assets held for managing liquidity risk	42,361,081	34,409,248
Current Assets [Member]
Assets [abstract]
Cash and cash equivalents	1,331,648	500,446
Amounts due from financial institutions	4,258,856	2,051,862
Compulsory deposits at Central Bank of Brazil	2,854,778	2,399,488
Derivative financial assets		86,948
Securities	939,277	677,960
Loans and advances to customers, net of provisions for expected loss	11,159,852	7,995,755
Other assets	0	0
Financial assets held for managing liquidity risk		13,712,452
Current Assets [Member] | Current [member]
Assets [abstract]
Financial assets held for managing liquidity risk	20,544,411
Non-current Assets [Member]
Assets [abstract]
Derivative financial assets		0
Securities	11,509,288	12,079,727
Loans and advances to customers, net of provisions for expected loss	10,220,066	8,539,675
Other assets	87,318	77,387
Financial assets held for managing liquidity risk	21,816,672	20,696,789
Liabilities [member]
Liabilities [abstract]
Liabilities with financial and similar institutions		5,341,464
Liabilities with customers		18,333,543
Securities issued		3,572,093
Derivative financial liabilities		66,545
Borrowing and onlending	36,448	25,071
Financial Liabilities, Undiscounted Cash Flows	37,826,082	27,338,716
Current Liabilities [Member]
Liabilities [abstract]
Liabilities with financial and similar institutions		5,341,464
Liabilities with customers		18,316,778
Securities issued		3,462,230
Derivative financial liabilities		29,452
Borrowing and onlending	9,126	1,186
Financial Liabilities, Undiscounted Cash Flows		27,151,110
Current Liabilities [Member] | Current [member]
Liabilities [abstract]
Financial Liabilities, Undiscounted Cash Flows	25,208,575
Non-current Liabilities [Member]
Liabilities [abstract]
Liabilities with customers		16,765
Securities issued		109,863
Derivative financial liabilities		37,093
Borrowing and onlending	27,323	23,886
Financial Liabilities, Undiscounted Cash Flows		187,607
Non-current Liabilities [Member] | Non-current [Member]
Liabilities [abstract]
Financial Liabilities, Undiscounted Cash Flows	12,617,508
Liabilities with financial institutions
Liabilities [abstract]
Financial Liabilities, Undiscounted Cash Flows	7,906,897	5,341,464
Liabilities with financial institutions | Later than one year [member]
Liabilities [abstract]
Financial Liabilities, Undiscounted Cash Flows	0
Liabilities with financial institutions | Liabilities [member]
Liabilities [abstract]
Liabilities with financial and similar institutions	7,906,897
Liabilities with financial institutions | Current Liabilities [Member] | Current [member]
Liabilities [abstract]
Liabilities with financial and similar institutions	7,906,897
Liabilities with customer
Liabilities [abstract]
Financial Liabilities, Undiscounted Cash Flows	23,642,804	18,333,543
Liabilities with customer | Liabilities [member]
Liabilities [abstract]
Liabilities with customers	23,642,804
Liabilities with customer | Current Liabilities [Member] | Current [member]
Liabilities [abstract]
Liabilities with customers	15,722,450
Liabilities with customer | Non-current Liabilities [Member] | Non-current [Member]
Liabilities [abstract]
Liabilities with customers	7,920,354
Securities issued
Liabilities [abstract]
Financial Liabilities, Undiscounted Cash Flows	6,202,165	3,572,093
Securities issued | Later than one year [member]
Liabilities [abstract]
Financial Liabilities, Undiscounted Cash Flows	0
Securities issued | Liabilities [member]
Liabilities [abstract]
Securities issued	6,202,165
Securities issued | Current Liabilities [Member] | Current [member]
Liabilities [abstract]
Securities issued	1,570,102
Securities issued | Non-current Liabilities [Member] | Non-current [Member]
Liabilities [abstract]
Securities issued	4,632,063
Derivatives
Liabilities [abstract]
Financial Liabilities, Undiscounted Cash Flows	37,768	66,545
Derivatives | Later than one year [member]
Liabilities [abstract]
Financial Liabilities, Undiscounted Cash Flows	0
Derivatives | Liabilities [member]
Liabilities [abstract]
Derivative financial liabilities	37,768
Derivatives | Current Liabilities [Member] | Current [member]
Liabilities [abstract]
Derivative financial liabilities	0
Derivatives | Non-current Liabilities [Member] | Non-current [Member]
Liabilities [abstract]
Derivative financial liabilities	37,768
Long-term borrowings
Liabilities [abstract]
Financial Liabilities, Undiscounted Cash Flows	36,448	25,071
Long-term borrowings | Later than one year [member]
Liabilities [abstract]
Financial Liabilities, Undiscounted Cash Flows	16,691
Cash and cash equivalents
Assets [abstract]
Financial assets held for managing liquidity risk	1,331,648	500,446
Derivative financial instruments [Member]
Assets [abstract]
Financial assets held for managing liquidity risk		86,948
Securities [Member]
Assets [abstract]
Securities		12,757,687
Financial assets held for managing liquidity risk	12,448,565	12,757,687
Securities [Member] | Later than one year [member]
Assets [abstract]
Financial assets held for managing liquidity risk	6,945,519
Loans and advances to customers
Assets [abstract]
Financial assets held for managing liquidity risk	22,698,328	17,216,362
Loans and advances to customers | Later than one year [member]
Assets [abstract]
Financial assets held for managing liquidity risk	9,305,213
Other assets [member]
Assets [abstract]
Financial assets held for managing liquidity risk	87,318	R$ 77,154
Other assets [member] | Later than one year [member]
Assets [abstract]
Financial assets held for managing liquidity risk	R$ 0